Employee Benefit Plans	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

Japanese plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥1,362,053	¥1,480,387	$15,740
Service cost	57,241	60,261	641
Interest cost	30,660	27,804	296
Plan participants’ contributions	834	918	10
Plan amendments	632	(3,462)	(37)
Net actuarial loss	67,098	90,667	964
Acquisition and other	27,435	(776)	(8)
Benefits paid	(65,566)	(61,388)	(653)

Benefit obligation at end of year	1,480,387	1,594,411	16,953

Change in plan assets
Fair value of plan assets at beginning of year	885,741	927,545	9,862
Actual return on plan assets	1,493	145,141	1,543
Acquisition and other	27,947	(264)	(3)
Employer contributions	50,423	53,906	573
Plan participants’ contributions	834	918	10
Benefits paid	(38,893)	(36,988)	(393)

Fair value of plan assets at end of year	927,545	1,090,258	11,592

Funded status	¥552,842	¥504,153	$5,361

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥19,553	¥25,160	$268
Accrued pension and severance costs	553,096	582,491	6,193
Investments and other assets - Other (Prepaid pension and severance costs)	(19,807)	(103,498)	(1,100)

Net amount recognized	¥552,842	¥504,153	$5,361

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(381,770)	¥(333,203)	$(3,543)
Prior service costs	57,930	53,360	567
Net transition obligation	—	—	—

Net amount recognized	¥(323,840)	¥(279,843)	$(2,976)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,379,373 million and ¥1,494,011 million ($15,885 million) at March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥728,469	¥749,561	$7,970
Accumulated benefit obligation	639,196	685,763	7,291
Fair value of plan assets	153,945	165,262	1,757

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥61,134	¥57,241	¥60,261	$641
Interest cost	31,782	30,660	27,804	296
Expected return on plan assets	(21,200)	(21,558)	(22,352)	(238)
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Recognized net actuarial loss	15,029	28,342	16,619	177
Amortization of net transition obligation	1,944	1,626	—	—

Net periodic pension cost	¥64,268	¥79,985	¥74,299	$790

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial gain (loss)	¥(15,734)	¥(87,163)	¥32,122	$341
Recognized net actuarial loss	15,029	28,342	16,619	177
Prior service costs	1,287	(632)	3,462	37
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Amortization of net transition obligation	1,944	1,626	—	—
Other	10,529	63	(173)	(2)

Total recognized in other comprehensive income (loss)	¥(11,366)	¥(74,090)	¥43,997	$467

The other amount includes the impact of transition to defined contribution pension plans and consolidation and deconsolidation of certain entities due to changes in ownership interest during the years ended March 31, 2011, 2012 and 2013.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2014 are ¥(5,000) million ($(53) million) and ¥12,200 million ($130 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	2.0%	1.7%
Rate of compensation increase	2.3%	2.2%

As of March 31, 2012 and 2013, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	2.3%	2.3%	2.0%
Expected return on plan assets	2.3%	2.5%	2.5%
Rate of compensation increase	2.3%	2.3%	2.3%

During the years ended March 31, 2011, 2012 and 2013, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥353,282	¥—	¥—	¥353,282
Commingled funds	—	158,027	—	158,027

	353,282	158,027	—	511,309

Debt securities
Government bonds	63,327	—	—	63,327
Commingled funds	—	176,596	—	176,596
Other	—	20,155	591	20,746

	63,327	196,751	591	260,669

Insurance contracts	—	83,993	—	83,993
Other	27,006	4,503	40,065	71,574

Total	¥443,615	¥443,274	¥40,656	¥927,545

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥440,971	¥—	¥—	¥440,971
Commingled funds	—	184,879	—	184,879

	440,971	184,879	—	625,850

Debt securities
Government bonds	81,867	—	—	81,867
Commingled funds	—	203,933	—	203,933
Other	—	23,594	441	24,035

	81,867	227,527	441	309,835

Insurance contracts	—	91,326	—	91,326
Other	17,789	3,923	41,535	63,247

Total	¥540,627	¥507,655	¥41,976	¥1,090,258

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$4,689	$—	$—	$4,689
Commingled funds	—	1,966	—	1,966

	4,689	1,966	—	6,655

Debt securities
Government bonds	870	—	—	870
Commingled funds	—	2,168	—	2,168
Other	—	251	5	256

	870	2,419	5	3,294

Insurance contracts	—	971	—	971
Other	189	42	441	672

Total	$5,748	$5,398	$446	$11,592

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 69% of Japanese stocks and 31% of foreign stocks as of March 31, 2012, and 71% of Japanese stocks and 29% of foreign stocks as of March 31, 2013.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 35% of Japanese government bonds and 65% of foreign government bonds as of March 31, 2012, and 44% of Japanese government bonds and 56% of foreign government bonds as of March 31, 2013.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥928	¥37,421	¥38,349
Actual return on plan assets	7	934	941
Purchases, sales and settlements	(189)	19	(170)
Other	—	—	—

Balance at end of year	¥746	¥38,374	¥39,120

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥38,374	¥39,120
Actual return on plan assets	5	(1,762)	(1,757)
Purchases, sales and settlements	(160)	3,453	3,293
Other	—	—	—

Balance at end of year	¥591	¥40,065	¥40,656

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥591	¥40,065	¥40,656
Actual return on plan assets	3	438	441
Purchases, sales and settlements	(153)	1,032	879
Other	—	—	—

Balance at end of year	¥441	¥41,535	¥41,976

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$6	$426	$432
Actual return on plan assets	0	4	4
Purchases, sales and settlements	(1)	11	10
Other	—	—	—

Balance at end of year	$5	$441	$446

Toyota expects to contribute ¥54,094 million ($575 million) to its pension plans in the year ending March 31, 2014.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥62,508	$665
2015	64,803	689
2016	66,445	706
2017	66,497	707
2018	67,780	721
from 2019 to 2023	379,369	4,034

Total	¥707,402	$7,522

Foreign plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥367,125	¥467,000	$4,965
Service cost	21,298	27,943	297
Interest cost	21,739	24,300	258
Plan participants’ contributions	221	246	3
Plan amendments	108	(43)	(0)
Net actuarial loss	50,222	38,986	415
Acquisition and other	13,061	82,907	881
Benefits paid	(6,774)	(8,179)	(87)

Benefit obligation at end of year	467,000	633,160	6,732

Change in plan assets
Fair value of plan assets at beginning of year	297,644	343,226	3,649
Actual return on plan assets	14,816	46,359	493
Acquisition and other	19,600	60,138	640
Employer contributions	16,125	35,354	376
Plan participants’ contributions	221	246	3
Benefits paid	(5,180)	(6,084)	(65)

Fair value of plan assets at end of year	343,226	479,239	5,096

Funded status	¥123,774	¥153,921	$1,636

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥1,523	¥1,762	$18
Accrued pension and severance costs	155,306	183,621	1,953
Investments and other assets - Other (Prepaid pension and severance costs)	(33,055)	(31,462)	(335)

Net amount recognized	¥123,774	¥153,921	$1,636

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(75,069)	¥(96,151)	$(1,022)
Prior service costs	(2,333)	(1,921)	(20)
Net transition obligation	—	—	—

Net amount recognized	¥(77,402)	¥(98,072)	$(1,042)

The accumulated benefit obligation for all defined benefit pension plans was ¥385,348 million and ¥533,551 million ($5,673 million) at March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥229,015	¥251,596	$2,675
Accumulated benefit obligation	190,422	213,934	2,275
Fair value of plan assets	52,123	43,277	460

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥21,288	¥21,298	¥27,943	$297
Interest cost	20,720	21,739	24,300	258
Expected return on plan assets	(21,164)	(22,864)	(23,177)	(246)
Amortization of prior service costs	389	351	369	4
Recognized net actuarial loss	1,066	1,783	2,884	31
Amortization of net transition obligation	—	—	—	—

Net periodic pension cost	¥22,299	¥22,307	¥32,319	$344

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial loss	¥(6,244)	¥(58,270)	¥(15,804)	$(168)
Recognized net actuarial loss	1,066	1,783	2,884	31
Prior service costs	142	(108)	43	0
Amortization of prior service costs	389	351	369	4
Amortization of net transition obligation	—	—	—	—
Other	30,466	5,888	(8,162)	(87)

Total recognized in other comprehensive income (loss)	¥25,819	¥(50,356)	¥(20,670)	$(220)

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2011, 2012 and 2013.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2014 are ¥300 million ($3 million) and ¥4,400 million ($47 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	5.0%	4.5%
Rate of compensation increase	4.5%	4.6%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	6.2%	5.7%	5.0%
Expected return on plan assets	7.4%	7.3%	7.0%
Rate of compensation increase	4.5%	4.4%	4.5%

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 60% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥114,955	¥—	¥—	¥114,955
Commingled funds	—	74,815	—	74,815

	114,955	74,815	—	189,770

Debt securities
Government bonds	25,084	—	—	25,084
Commingled funds	—	43,062	—	43,062
Other	—	29,278	—	29,278

	25,084	72,340	—	97,424

Insurance contracts	—	—	—	—
Other	21,184	3,471	31,377	56,032

Total	¥161,223	¥150,626	¥31,377	¥343,226

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥183,611	¥—	¥—	¥183,611
Commingled funds	—	86,539	—	86,539

	183,611	86,539	—	270,150

Debt securities
Government bonds	47,083	—	—	47,083
Commingled funds	—	42,754	—	42,754
Other	—	40,486	—	40,486

	47,083	83,240	—	130,323

Insurance contracts	—	1,202	—	1,202
Other	30,739	6,218	40,607	77,564

Total	¥261,433	¥177,199	¥40,607	¥479,239

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$1,952	$—	$—	$1,952
Commingled funds	—	920	—	920

	1,952	920	—	2,872

Debt securities
Government bonds	501	—	—	501
Commingled funds	—	455	—	455
Other	—	430	—	430

	501	885	—	1,386

Insurance contracts	—	13	—	13
Other	327	66	432	825

Total	$2,780	$1,884	$432	$5,096

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include mainly foreign stocks as of March 31, 2012 and 2013.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include mainly foreign government bonds as of March 31, 2012 and 2013.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥2,663	¥9,097	¥11,760
Actual return on plan assets	305	974	1,279
Purchases, sales and settlements	(2,759)	11,471	8,712
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥—	¥20,477	¥20,477

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥20,477	¥20,477
Actual return on plan assets	—	1,243	1,243
Purchases, sales and settlements	—	9,514	9,514
Other	—	143	143

Balance at end of year	¥—	¥31,377	¥31,377

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥31,377	¥31,377
Actual return on plan assets	—	2,472	2,472
Purchases, sales and settlements	—	2,599	2,599
Other	—	4,159	4,159

Balance at end of year	¥—	¥40,607	¥40,607

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$—	$334	$334
Actual return on plan assets	—	26	26
Purchases, sales and settlements	—	28	28
Other	—	44	44

Balance at end of year	$—	$432	$432

Toyota expects to contribute ¥8,688 million ($92 million) to its pension plans in the year ending March 31, 2014.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥8,535	$91
2015	9,264	99
2016	9,955	106
2017	10,660	113
2018	11,491	122
from 2019 to 2023	73,651	783

Total	¥123,556	$1,314

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.